UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04917

Morgan Stanley Mortgage Securities Trust

(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York	10036
(Address of principal executive offices)	(Zip code)

John H. Gernon

522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)

Registrant's telephone number, including area code: 212-296-0289

Date of fiscal year end: October 31,

Date of reporting period: April 30, 2021

Item 1 - Report to Shareholders

INVESTMENT MANAGEMENT

Morgan Stanley
Mortgage Securities Trust
Semi-Annual Report

April 30, 2021

Morgan Stanley Mortgage Securities Trust

Table of Contents

Welcome Shareholder	3
Fund Report	4
Performance Summary	9
Expense Example	10
Portfolio of Investments	12
Statement of Assets and Liabilities	27
Statement of Operations	28
Statements of Changes in Net Assets	29
Notes to Financial Statements	30
Financial Highlights	48
Liquidity Risk Management Program	53
U.S. Customer Privacy Notice	54

Welcome Shareholder,

We are pleased to provide this Semi-Annual Report, in which you will learn how your investment in Morgan Stanley Mortgage Securities Trust (the "Fund") performed during the latest six-month period. It includes an overview of the market conditions and discusses some of the factors that affected performance during the reporting period. In addition, the report contains financial statements and a list of portfolio holdings.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management and look forward to working with you in the months and years ahead.

This material must be preceded or accompanied by a prospectus for the fund being offered.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Fund Report (unaudited)

For the six months ended April 30, 2021

Total Return for the 6 Months Ended April 30, 2021
Class A	Class L	Class I	Class C	Class IS	Bloomberg Barclays U.S. Mortgage Backed Securities (MBS) Index[1]		Lipper U.S. Mortgage Funds Index[2]
2.15%	2.03%	1.99%	1.77%	2.25%	–	0.27%	1.04%

The performance of Morgan Stanley Mortgage Securities Trust's (the "Fund") five share classes varies because each has different expenses. The Fund's total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

Market Conditions

The dominant theme of the six-month period was rising interest rates, along with the positive economic tailwinds of enormous fiscal spending, extraordinarily easy central bank policies, and — despite having entered the new year with COVID-19 cases rising around the globe — an improving pandemic outlook with vaccinations becoming more widely administered globally. The U.S. economic outlook remains very positive, supported by massive government relief spending, a very accommodative policy stance from the U.S. Federal Reserve (Fed) and other central banks, and COVID-19 infections under control with the majority of the U.S. adult population at least partially vaccinated as of the end of April 2021.

The European and broader global outlook was less positive than that of the U.S., with expectations for a slower pandemic recovery and less stimulus, but global economic conditions are still improving.

For securitized assets, the six-month trend saw both agency mortgage-backed securities (MBS) and securitized credit perform well. Nominal spreads on current coupon agency MBS tightened to levels not seen in several years, and option-adjusted spreads were at the lowest levels in roughly a decade. Agency MBS spreads tightened to 60 basis points above comparable duration U.S. Treasuries, and option-adjusted spreads turned negative for many coupons.(i) These nominal spreads and option-adjusted spread levels were the lowest for the Bloomberg Barclays U.S. Mortgage Backed Securities (MBS) Index (the "Index") since 2012.(i) The Fed continued to support the agency MBS market, and had purchased over $1.95 trillion agency MBS since it renewed its purchase program in March 2020. Fed agency MBS holdings hit a new high of $2.239 trillion, up $15 billion from the previous high, and accounting for over one-third of the outstanding agency MBS market. Chairman Powell has committed to continued MBS purchases in the near future.(ii) The Fed is expected to continue buying more agency MBS for as long as economic conditions remain challenging.

Spreads for the more credit-oriented sectors of the securitized market also tightened over the period, where

(i)  Source: Bloomberg L.P. Data as of April 30, 2021.

(ii)  Source: Federal Reserve Bank of New York. Data as of April 30, 2021.

a combination of spread tightening and cash flow carry have effectively counterbalanced the sharp rise in interest rates in 2021 to date. U.S. non-agency residential mortgage-backed securities (RMBS) have largely recovered to pre-pandemic levels, but we believe still offer reasonably attractive relative value. Home prices are likely to remain stable, supported by historically low mortgage rates and very limited housing supply. Mortgage delinquency and default rates are likely to remain at modest levels, substantially below structural credit protection levels for most securities. We believe non-agency RMBS spreads still look compelling versus comparably rated U.S. corporate bonds.

U.S. asset-backed securities (ABS) continued to have mixed outlook for 2021, with traditional consumer ABS (credit cards and auto loans) looking relatively expensive while the more COVID-challenged ABS sectors continued to offer much greater recovery potential. Auto loans, credit cards and consumer loans have performed well during the pandemic, and we expect this fundamental credit performance to continue, but current valuations are more expensive than pre-pandemic levels and are generally unattractive on a relative value basis. Aircraft leases, small business loans and mortgage servicing assets have begun to recover in the past few months, but remain cheaper than pre-pandemic levels and we think still offer meaningful pandemic recovery potential.

Commercial mortgage-backed securities (CMBS) valuations have also increased over the past few months, but this sector remains very idiosyncratic, with some attractive value opportunities and some potential credit problems as well. Hotels and shopping centers have been severely impacted by the pandemic and remain vulnerable to high levels of defaults. There is significant recovery potential in these sectors but also substantial risk. Even within hotels and shopping centers, there is significant differentiation between individual properties. Multi-family housing (apartments) and office buildings have performed better and have lower risks of near-term defaults, but these sectors could still face challenges if there are fundamental shifts in how people want to live and work in the post-pandemic world. We anticipate meaningful declines in rent and occupancy levels, particularly in major cities, which could impact property valuations and refinancing prospects. Current fundamental performance has been okay, but credit conditions remain moderately concerning. Industrial and logistics centers have generally benefited from the pandemic due to increased demand, and consequently look stable from a credit perspective. But current valuations now reflect this positive credit profile and relative value only looks marginal.

Performance Analysis

All share classes of the Fund outperformed both the Index and the Lipper U.S. Mortgage Funds Index for the six months ended April 30, 2021, assuming no deduction of applicable sales charges.

The Fund performed well on both a relative and absolute performance basis. The Fund's largest contributors over the period were its allocations in U.S. and European RMBS and ABS, as nearly all European RMBS and many U.S. RMBS and ABS bonds are floating rate; while most ABS deals that are fixed rate have very short durations, which aren't very sensitive to changes in interest rates. Within ABS, the strongest performance was generated from aircraft, small business and mortgage-related loans, as these more COVID-sensitive sectors experienced material spread tightening over the period, benefiting from an improving pandemic outlook with vaccinations becoming more widely administered.

The Fund's allocation to agency MBS greatly outperformed the Index during the period. The Fund's agency pass-through positions slightly outperformed the Index, as our focus on lower coupon to-be-announced securities (TBAs) and specified pools outperformed the broader Index enough during the latter months of 2020 to offset the underperformance during the first quarter of 2021; however, the Fund's agency collateralized mortgage obligation (CMO) positions substantially outperformed the Index due to the higher coupon positioning and interest-only securities, both of which benefited from higher interest rates and expected slower prepayments. The Fund's duration position was the only detractor from performance as interest rates rose during the period.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

PORTFOLIO COMPOSITION* as of 04/30/21
Mortgages — Other	30.0%
Agency Fixed Rate Mortgages	25.8
Asset-Backed Securities	23.3
Short-Term Investments	14.7
Commercial Mortgage-Backed Securities	3.8
Collateralized Mortgage Obligations — Agency Collateral Series	2.3
Corporate Bonds	0.1

*  Does not include open long/short futures contracts with a value of $61,429,203 and net unrealized depreciation of $131,195. Does not include open foreign currency forward exchange contracts with net unrealized appreciation of $214,271.

LONG-TERM CREDIT ANALYSIS as of 04/30/21
AAA	43.43%
AA	4.27
A	2.42
BBB	5.22
BB	6.00
B or Below	8.20
Not Rated	30.46

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the types of securities mentioned above. All percentages for portfolio composition data are stated as a percentage of total investments and all percentages for long-term credit analysis data are stated as a percentage of total long-term investments.

Security ratings disclosed with the exception for those labeled "not rated" is an aggregation of the highest security level rating amongst Standard & Poor's Ratings Group ("S&P"), Moody's Investors Services, Inc. ("Moody's") and Fitch Ratings ("Fitch"), each a Nationally Recognized Statistical Ratings Organization ("NRSRO").

Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

The Fund normally invests at least 80% of its assets in mortgage-related securities. This policy may be changed without shareholder approval; however, you would be notified upon 60 days' notice in writing of any changes. These mortgage-related securities may include mortgage-backed securities such as mortgage pass-through securities, collateralized mortgage obligations ("CMOs"), stripped mortgage-backed securities ("SMBS"), commercial mortgage-backed securities ("CMBS") and inverse floating rate obligations ("inverse floaters"). The mortgage-backed securities in which the Fund invests may be issued or guaranteed by the U.S. Government, its agencies or instrumentalities or may be offered by non-governmental issuers, such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers. The Fund is not limited as to the maturities (when a debt security provides its final payment) or types of mortgage-backed securities in which it may invest.

For More Information About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual Reports and the Annual Reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the Semi-Annual and Annual Reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com/im/shareholderreports. Each

Morgan Stanley non-money market fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, but makes the complete schedule of portfolio holdings for the fund's first and third fiscal quarters available on its public website. The holdings for each money market fund are also posted to the money market public website. You may, however, obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's web site, http://www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov).

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 548-7786 or by visiting the Mutual Fund Center on our web site at www.morganstanley.com/im/
shareholderreports. It is also available on the SEC's web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting the Mutual Fund Center on our web site at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's web site at http://www.sec.gov.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 548-7786, 8:00 a.m. to 6:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Performance Summary (unaudited)

Average Annual Total Returns—Period Ended April 30, 2021
Symbol	Class A Shares* (since 07/28/97) MTGAX		Class L Shares** (since 07/28/97) MTGCX	Class I Shares† (since 07/28/97) MTGDX	Class C Shares†† (since 04/30/15) MSMTX		Class IS Shares††† (since 06/15/18) MORGX
1 Year	9.60 6.07[4]	%[3]	9.38 —%[3]	9.99 —%[3]	8.83 7.83[4]	%[3]	9.91 —%[3]
5 Years	4.28[3] 3.60[4]		3.99[3] —	4.68[3] —	3.50[3] 3.50[4]		— —
10 Years	4.62[3] 4.26[4]		4.29[3] —	5.00[3] —	— —		— —
Since Inception	4.51[3] 4.37[4]		3.96[3] —	4.72[3] —	3.13[3] 3.13[4]		4.50[3] —
Gross Expense Ratio	1.16		1.53	0.91	1.90		19.93

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com/im/shareholderreports or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class L, Class I, Class C shares and Class IS shares will vary due to differences in sales charges and expenses. See the Fund's current prospectus for complete details on fees and sales charges. Expense ratios are as of the Fund's fiscal year-end as outlined in the Fund's current prospectus.

*  The maximum front-end sales charge for Class A is 3.25%.

**  Class L has no sales charge. Class L shares are closed to new investments.

†  Class I has no sales charge.

††  The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.

†††  Class IS has no sales charge.

(1)  The Bloomberg Barclays U.S. Mortgage Backed Securities (MBS) Index tracks agency mortgage backed pass-through securities (both fixed-rate and hybrid ARM) guaranteed by Ginnie Mae (GNMA), Fannie Mae (FNMA) and Freddie Mac (FHLMC). This Index is the Mortgage Backed Securities Fixed Rate component of the Bloomberg Barclays U.S. Aggregate Index. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2)  The Lipper U.S. Mortgage Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper U.S. Mortgage Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index. The Fund was in the Lipper U.S. Mortgage Funds classification as of the date of this report.

(3)  Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(4)  Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 11/01/20 – 04/30/21.

Actual Expenses

The first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table on the following page provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Example (unaudited) continued

	Beginning Account Value	Ending Account Value	Expenses Paid During Period(1)
	11/01/20	04/30/21	11/01/20 – 04/30/21
Class A
Actual (2.15% return)	$1,000.00	$1,021.50	$4.96
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.89	$4.96
Class L
Actual (2.03% return)	$1,000.00	$1,020.30	$6.46
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.40	$6.46
Class I
Actual (1.99% return)	$1,000.00	$1,019.90	$3.46
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.37	$3.46
Class C
Actual (1.77% return)	$1,000.00	$1,017.70	$8.95
Hypothetical (5% annual return before expenses)	$1,000.00	$1,015.92	$8.95
Class IS
Actual (2.25% return)	$1,000.00	$1,022.50	$3.21
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.62	$3.21

  (1)  Expenses are equal to the Fund's annualized expense ratios of 0.99%, 1.29%, 0.69%, 1.79% and 0.64% for Class A, Class L, Class I, Class C and Class IS shares, respectively, multiplied by the average account value over the period and multiplied by 181/365 (to reflect the one-half year period). If the Fund had borne all of its expenses, the annualized expense ratios would have been 1.12%, 1.52%, 0.86%, 1.91% and 17.07% for Class A, Class L, Class I, Class C and Class IS shares, respectively.

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments  ◼  April 30, 2021 (unaudited)

PRINCIPAL AMOUNT (000)		COUPON RATE	MATURITY DATE	VALUE
	Agency Fixed Rate Mortgages (29.9%)
	Federal Home Loan Mortgage Corporation
$946		2.00%	11/01/50	$950,571
	Conventional Pools:
1,933		2.50	04/01/50 - 06/01/50	1,988,213
442		3.00	04/01/50	456,169
189		3.50	08/01/49	198,106
114		4.00	07/01/49	119,408
	Gold Pools:
613		3.50	01/01/44 - 05/01/49	651,767
450		4.00	12/01/41 - 10/01/44	495,258
630		4.50	03/01/41 - 01/01/49	706,282
81		5.00	12/01/40 - 05/01/41	91,507
11		5.50	07/01/37	12,623
14		6.00	12/01/37	16,987
13		6.50	06/01/29 - 09/01/33	15,149
37		7.50	05/01/35	43,363
18		8.00	08/01/32	20,645
29		8.50	08/01/31	35,386
	Federal National Mortgage Association,
	Conventional Pools:
1,920		1.50	01/01/51 - 03/01/51	1,881,047
1,463		2.00	10/01/50 - 11/01/50	1,478,014
1,406		2.50	09/01/49 - 06/01/50	1,452,476
1,498		3.00	10/01/48 - 02/01/50	1,536,590
2,279		3.50	09/01/42 - 11/01/49	2,405,877
1,401		4.00	04/01/45 - 01/01/49	1,539,102
1,031		4.50	08/01/40 - 08/01/49	1,105,820
718		5.00	11/01/40 - 01/01/49	797,418
8		5.50	08/01/37	9,371
336		6.50	02/01/28 - 11/01/33	380,741
12		7.00	07/01/23 - 06/01/32	12,855
46		7.50	08/01/37	55,910
48		8.00	04/01/33	58,307
46		8.50	10/01/32	56,581
27		9.50	04/01/30	29,885
	June TBA:
7,000	(a)	2.00	06/01/51	7,055,039
	July TBA:
26,000	(a)	2.50	07/01/51	26,851,983

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments  ◼  April 30, 2021 (unaudited) continued

PRINCIPAL AMOUNT (000)		COUPON RATE		MATURITY DATE	VALUE
	Government National Mortgage Association,
	Various Pools:
$3,158		2.50%		01/20/50 - 04/20/51	$3,285,171
2,589		3.00		10/20/49 - 08/20/50	2,677,857
1,582		3.50		10/20/44 - 02/20/50	1,661,879
1,208		4.00		07/15/44 - 04/20/50	1,267,542
1,268		4.50		12/20/48 - 12/20/49	1,364,973
1,037		5.00		05/20/41 - 06/20/49	1,125,549
250		5.50		02/20/49 - 10/20/49	276,373
	Total Agency Fixed Rate Mortgages (Cost $63,337,906)				64,167,794
	Asset-Backed Securities (27.0%)
109	ABFC 2005-WF1 Trust, 1 Month USD LIBOR + 0.95%	1.051	(b)	07/25/34	103,872
405	ABFC Trust, 1 Month USD LIBOR + 0.78%	0.886	(b)	10/25/33	388,627
400	American Credit Acceptance Receivables Trust (c)	4.84		04/14/25	425,494
600	American Homes 4 Rent (c)	5.885		04/17/52	651,540
	American Homes 4 Rent Trust
520	(c)	5.639		04/17/52	562,119
600	(c)	6.231		10/17/36	656,322
618	Ameriquest Mortgage Securities, Inc., 1 Month USD LIBOR + 0.83%	0.931	(b)	04/25/34	608,008
	Amortizing Residential Collateral Trust
533	1 Month USD LIBOR + 0.50%	0.606	(b)	12/25/30	516,709
178	1 Month USD LIBOR + 0.64%	0.749	(b)	10/25/31	172,979
293	1 Month USD LIBOR + 0.76%	0.866	(b)	10/25/32	280,599
	Argent Securities, Inc. Asset-Backed Pass-Through Certificates
260	1 Month USD LIBOR + 1.88%	1.981	(b)	04/25/34	262,070
389	5.63% - 1 Month USD LIBOR	3.31	(d)	12/25/33	394,297
300	Avant Loans Funding Trust (c)	4.65		04/15/26	303,029
	Bear Stearns Asset-Backed Securities Trust
152	1 Month USD LIBOR + 1.30%	1.406	(b)	10/27/32	150,721
86	1 Month USD LIBOR + 1.95%	2.056	(b)	12/25/42	86,678
230		3.087	(b)	07/25/36	231,681
423	Business Loan Express Business Loan Trust, 1 Month USD LIBOR + 0.40% (c)	0.516	(b)	10/20/40	393,559
535	Carnow Auto Receivables Trust (c)	3.36		06/17/24	544,150

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments  ◼  April 30, 2021 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE		MATURITY DATE	VALUE
		Cascade Funding Mortgage Trust
	$1,936	(c)	4.00	(b)%	06/25/69	$1,951,857
	1,265	(c)	4.489	(b)	12/25/29	1,266,518
	1,400	(c)	9.798	(b)	04/25/30	1,506,191
	156	Cendant Mortgage Corp. (c)	6.00	(b)	07/25/43	161,844
	1,000	CFMT 2020-HB4 LLC (c)	2.72	(b)	12/26/30	1,001,085
	134	CIM Small Business Loan Trust, 1 Month USD LIBOR + 1.40% (c)	1.516	(b)	03/20/43	132,275
	607	Citicorp Residential Mortgage Trust	5.183		03/25/37	624,767
	16	Colony American Finance 2016-2 Ltd. (Cayman Islands) (c)	2.554		11/15/48	15,838
	700	Conn's Receivables Funding 2020-A LLC (c)	4.20		06/16/25	702,710
		Conn's Receivables Funding LLC
	269	(c)	3.62		06/17/24	269,591
	500	(c)	4.27		06/16/25	504,705
	2,000	(c)	4.60		06/17/24	2,007,176
	184	(c)	5.29		10/16/23	183,265
	80	Countrywide Asset-Backed Certificates, 1 Month USD LIBOR + 0.62% (c)	1.036	(b)	06/25/33	79,369
		Credit-Based Asset Servicing & Securitization LLC
	160	1 Month USD LIBOR + 1.60% (c)	1.706	(b)	09/25/35	162,096
	31	1 Month USD LIBOR + 3.08%	3.181	(b)	08/25/30	31,477
	240	(c)	7.25		05/25/36	254,353
	400	DT Auto Owner Trust (c)	4.94		02/17/26	418,692
	785	ECAF I Ltd. (Cayman Islands) (c)	4.947		06/15/40	730,381
	130	EMC Mortgage Loan Trust, 1 Month USD LIBOR + 1.50% (c)	1.606	(b)	11/25/30	130,225
	110	EquiFirst Mortgage Loan Trust, 1 Month USD LIBOR + 3.00%	3.106	(b)	10/25/34	115,622
EUR	420	European Residential Loan Securitisation 2019-NPL1 DAC, 1 Month EURIBOR + 2.00% (Ireland)	1.445		07/24/54	497,342
	$73	FCI Funding 2019-1 LLC (c)	3.63		02/18/31	73,960
		Finance of America HECM Buyout
	1,000	(c)	3.09	(b)	07/25/30	1,010,000
	700	(c)	6.414	(b)	02/25/31	696,615
	1,300	(c)	9.00	(b)	02/25/31	1,279,409
	208	Financial Asset Securities Corp. AAA Trust, 1 Month USD LIBOR + 0.41% (c)	0.521	(b)	02/27/35	198,116
	264	FREED ABS Trust (c)	4.61		10/20/25	265,733
	672	Fremont Home Loan Trust, 1 Month USD LIBOR + 1.28%	1.381	(b)	02/25/33	678,237

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments  ◼  April 30, 2021 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE		MATURITY DATE	VALUE
	$304	GAIA Aviation Ltd. (Cayman Islands) (c)	3.967%		12/15/44	$304,141
	450	GLS Auto Receivables Issuer Trust (c)	4.94		12/15/25	472,457
EUR	563	Grand Canal Securities GCS 2 A REGS, 1 Month EURIBOR + 1.00% (Ireland)	0.445	(b)	12/24/58	672,062
	$215	JOL Air Ltd. (Cayman Islands) (c)	3.967		04/15/44	217,471
	420	Kestrel Aircraft Funding Ltd. (c)	4.25		12/15/38	421,680
	784	Legacy Mortgage Asset Trust (c)	3.75		04/25/59	791,826
	330	Lehman ABS Manufactured Housing Contract Trust	6.63	(b)	04/15/40	351,570
	129	MASTR Asset Securitization Trust, 1 Month USD LIBOR + 1.50%	1.606	(b)	05/25/33	127,862
	250	MASTR Asset-Backed Securities Trust, 1 Month USD LIBOR + 2.48%	2.581	(b)	09/25/34	250,908
	235	MERIT Secrities Corp.	7.88		12/28/33	244,207
	453	METAL LLC (c)	4.581		10/15/42	364,531
	206	Mid-State Capital Corp. Trust	7.758		01/15/40	233,749
	329	Morgan Stanley ABS Capital I, Inc. Trust, 1 Month USD LIBOR + 0.68% (See Note 9)	0.786	(b)	08/25/34	310,881
	15	Morgan Stanley Dean Witter Capital I, Inc. Trust, 1 Month USD LIBOR + 1.28% (See Note 9)	1.381	(b)	02/25/32	15,621
		Nationstar HECM Loan Trust
	590	(c)	2.82	(b)	09/25/30	592,578
	1,815	(c)	5.682	(b)	11/25/29	1,817,904
	2,000	(c)	5.804	(b)	06/25/29	2,003,201
		New Century Home Equity Loan Trust
	137	1 Month USD LIBOR + 0.80%	0.906	(b)	11/25/33	128,002
	145	1 Month USD LIBOR + 1.35%	1.456	(b)	03/25/33	145,308
		New Residential Mortgage LLC
	2,262		5.437		06/25/25 - 07/25/25	2,316,476
	968	(c)	4.89		05/25/23	968,669
GBP	250	NewDay Funding PLC, 1 Month GBP LIBOR + 2.10% (United Kingdom) (c)	2.149	(b)	08/15/26	345,289
	300	Newday Partnership Funding PLC, 1 Month GBP LIBOR + 2.10% (United Kingdom)	2.149	(b)	12/15/27	412,902
	$316	Newtek Small Business Loan Trust, Daily U.S. Prime Rate - 0.55% (c)	2.70	(b)	02/25/44	308,884
	300	NovaStar Mortgage Funding Trust, 1 Month USD LIBOR + 1.58%	1.681	(b)	12/25/34	300,845
		NRZ Advance Receivables Trust
	175	(c)	1.475		09/15/53	175,748
	1,000	(c)	5.801		10/15/52	1,005,528

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments  ◼  April 30, 2021 (unaudited) continued

PRINCIPAL AMOUNT (000)		COUPON RATE		MATURITY DATE	VALUE
	NRZ Excess Spread-Collateralized Notes
$479	(c)	2.981%		03/25/26	$477,261
135	(c)	3.61		05/25/23	135,039
619	(c)	3.844		12/25/25	626,748
976	NRZ FHT Excess LLC, Class A (c)	4.212		11/25/25	987,094
	Oakwood Mortgage Investors, Inc.
849		7.405	(b)	06/15/31	192,968
87		7.72		04/15/30	91,598
189		7.84	(b)	11/15/29	198,729
	PNMAC GMSR Issuer Trust
1,000	1 Month USD LIBOR + 2.35% (c)	2.456	(b)	04/25/23	995,075
700	1 Month USD LIBOR + 2.65% (c)	2.756	(b)	08/25/25	697,615
725	1 Month USD LIBOR + 2.85% (c)	2.956	(b)	02/25/23	724,981
1,250	1 Month USD LIBOR + 3.00% (c)	3.106	(b)	03/25/26	1,257,193
150	Progress Residential 2019-SFR2 Trust (c)	3.794		05/17/36	153,919
283	Prosper Marketplace Issuance Trust (c)	5.50		10/15/24	283,552
471	PRPM 2020-1 LLC (c)	2.981		02/25/25	473,287
1,518	Raptor Aircraft Finance I LLC (c)	4.213		08/23/44	1,450,224
787	RCO V Mortgage LLC (c)	3.475		11/25/24	789,031
444	ReadyCap Lending Small Business Loan Trust, Daily U.S. Prime Rate - 0.50% (c)	2.75	(b)	12/27/44	424,536
250	Renaissance Home Equity Loan Trust	5.451		05/25/35	260,504
750	S-Jets Ltd. (Bermuda) (c)	3.967		08/15/42	739,145
1,119	SFS Asset Securitization LLC (c)	4.238		06/10/25	1,121,167
	Shenton Aircraft Investment I Ltd.
993	(c)	4.75		10/15/42	987,354
301	(c)	5.75		10/15/42	229,031
1,000	Small Business Lending Trust 2020-A (c)	3.20		12/15/26	1,006,100
	Sprite 2017-1 Ltd.
382	(c)	4.25		12/15/37	383,018
527	(c)	6.90		12/15/37	341,999
1,080	Stanwich Mortgage Loan Co. 2019-NPL-B-1 LLC (c)	3.375		08/15/24	1,085,879
1,498	Stanwich Mortgage Loan Trust (c)	3.475		11/16/24	1,508,279
304	START Ireland (Bermuda) (c)	4.089		03/15/44	305,321
473	VCAT 2021-NPL1 LLC (c)	2.289		12/26/50	474,077
180	VOLT XCI LLC (c)	3.105		11/25/50	180,647
301	WAVE Trust (c)	3.844		11/15/42	296,920
	Total Asset-Backed Securities (Cost $57,950,536)				57,860,494

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments  ◼  April 30, 2021 (unaudited) continued

PRINCIPAL AMOUNT (000)		COUPON RATE		MATURITY DATE	VALUE
	Collateralized Mortgage Obligations - Agency Collateral Series (2.7%)
	Federal Home Loan Mortgage Corporation,
	IO REMIC
$12,142		2.00%		10/25/50	$1,027,019
464		2.088	(b)	08/15/42	26,233
350		2.116	(b)	04/15/39	18,680
164		2.137	(b)	10/15/41	8,338
891		2.157	(b)	09/15/41	59,058
596		2.159	(b)	10/15/40	33,889
320		2.20	(b)	10/15/39	16,392
19		4.00		04/15/39	74
53		5.00		08/15/41	6,527
754	6.00% - 1 Month USD LIBOR	5.885	(d)	11/15/43 - 06/15/44	129,619
	IO STRIPS
1,530		1.309	(b)	10/15/37	65,257
77		7.00		06/15/30	13,272
83		7.50		12/15/29	13,702
	REMIC
199		3.50		02/15/42	205,751
122	12.00% - 2.67 x 1 Month USD LIBOR	11.693	(d)	12/15/43	138,890
	Federal National Mortgage Association,
	IO REMIC
1,619		1.73	(b)	03/25/46	96,414
339		1.742	(b)	03/25/44	18,236
474		2.14	(b)	10/25/39	27,197
629		3.50		02/25/39 - 03/25/43	23,630
236	5.65% - 1 Month USD LIBOR	5.544	(d)	11/25/41	20,630
697	6.05% - 1 Month USD LIBOR	5.944	(d)	06/25/42	125,720
194	6.55% - 1 Month USD LIBOR	6.444	(d)	08/25/41	23,329
	IO STRIPS
21		7.00		11/25/27	2,739
62		8.00		05/25/30 - 06/25/30	8,825
25		8.50		10/25/24	2,530
	REMIC
23	1 Month USD LIBOR + 1.20%	1.306	(b)	12/25/23	23,261
508		2.00		07/25/50	425,263
30		3.675	(b)	04/25/39	29,906
	Government National Mortgage Association
127		4.00		11/20/49	135,927

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments  ◼  April 30, 2021 (unaudited) continued

PRINCIPAL AMOUNT (000)		COUPON RATE		MATURITY DATE	VALUE
	IO
$1,809		0.773	(b)%	08/20/58	$38,778
1,066		3.50		06/20/41 - 10/16/42	171,378
92		4.50		05/20/40	7,918
42		5.00		02/16/41	7,767
397	6.00% - 1 Month USD LIBOR	5.884	(d)	08/20/42	72,865
480	6.10% - 1 Month USD LIBOR	5.984	(d)	04/20/41 - 08/20/42	95,358
450	6.14% - 1 Month USD LIBOR	6.024	(d)	12/20/43	117,256
364	6.30% - 1 Month USD LIBOR	6.184	(d)	09/20/43	47,005
251	6.55% - 1 Month USD LIBOR	6.434	(d)	08/16/34	30,268
	IO PAC
43		5.00		10/20/40	3,257
154	6.15% - 1 Month USD LIBOR	6.034	(d)	10/20/41	3,545
	IO REMIC
4,284		1.452	(b)	08/20/69	280,743
4,886		1.66	(b)	07/20/67	261,914
9,819		2.00		11/20/50	961,752
624		3.50		05/20/43	76,492
	REMIC
77	1 Month USD LIBOR + 0.45%	0.558	(b)	02/20/61	76,990
68	1 Month USD LIBOR + 0.70%	0.808	(b)	08/20/63	68,202
15	1 Month USD LIBOR + 0.77%	0.878	(b)	02/20/66	15,017
622		3.00		03/20/69	645,330
	Total Collateralized Mortgage Obligations - Agency Collateral Series (Cost $4,084,651)				5,708,143
	Commercial Mortgage-Backed Securities (4.4%)
133	Banc of America Commercial Mortgage Trust	3.167		09/15/48	86,672
189	CG-CCRE Commercial Mortgage Trust, 1 Month USD LIBOR + 1.85% (c)	1.969	(b)	11/15/31	185,891
	Citigroup Commercial Mortgage Trust
220		4.726	(b)	09/10/58	219,419
	IO
2,108		1.035	(b)	09/10/58	69,255
	COMM Mortgage Trust
100	(c)	4.901	(b)	07/15/47	102,121
	IO
1,035		0.873	(b)	10/10/47	20,036
200	Commercial Mortgage Lease-Backed Certificates (c)	8.126	(b)	06/20/31	202,584
2,284	Commercial Mortgage Pass-Through Certificates, IO	0.722	(b)	02/10/47	31,709
1,267	COOF Securitization Trust, IO (c)	2.306	(b)	10/25/40	79,146
2,215	COOF Securitization Trust II, IO (c)	2.541	(b)	08/25/41	152,260

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments  ◼  April 30, 2021 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE		MATURITY DATE	VALUE
	$1,500	CSMC 2020-TMIC, Class A, 1 Month USD LIBOR + 3.00% (c)	3.25	(b)%	12/15/35	$1,523,257
	6,679	GS Mortgage Securities Corp. II, IO (c)	0.61	(b)	10/10/32	37,728
		GS Mortgage Securities Trust
	450		3.345		07/10/48	425,469
	370	(c)	4.90	(b)	08/10/46	364,729
		IO
	1,688		0.864	(b)	09/10/47	35,370
	1,227		1.173	(b)	04/10/47	29,775
	500	JP Morgan Chase Commercial Mortgage Securities Corp., 1 Month USD LIBOR + 1.70% (c)	1.80	(b)	04/15/38	501,561
	1,674	JP Morgan Chase Commercial Mortgage Securities Trust, IO	0.812	(b)	12/15/49	40,694
		JPMBB Commercial Mortgage Securities Trust
	267	(c)	4.831	(b)	04/15/47	262,241
		IO
	3,022		0.902	(b)	01/15/47	50,005
		KGS-Alpha SBA COOF Trust,
		IO
	716	(c)	2.803	(b)	07/25/41	87,065
	863	(c)	3.845	(b)	04/25/40	52,145
		Natixis Commercial Mortgage Securities Trust
	720	(c)	3.902		10/15/36	710,550
	600	(c)	4.272	(b)	05/15/39	570,663
	600	(c)	4.556	(b)	02/15/39	565,180
CAD	9,746	Real Estate Asset Liquidity Trust, IO (Canada) (c)	1.219	(b)	02/12/55	668,578
	$1,500	Sutherland Commercial Mortgage Trust (c)	2.23	(b)	12/25/41	1,499,872
	3,934	UBS Commercial Mortgage Trust, IO	1.044	(b)	03/15/51	204,711
	290	VCC 2020-MC1 Trust (c)	4.50	(b)	06/25/45	290,501
	306	Wells Fargo Commercial Mortgage Trust (c)	3.153		09/15/57	296,921
		Total Commercial Mortgage-Backed Securities (Cost $8,837,463)				9,366,108
		Corporate Bond (0.1%)
		Finance (0.1%)
	350	DP Facilities Data Center Subordinated Pass-Through Trust (c) (Cost $244,732)	0.00	(b)	11/10/28	176,120
		Mortgages - Other (34.8%)
	121	Adjustable Rate Mortgage Trust	2.584	(b)	04/25/35	122,769
GBP	276	Alba 2005-1 PLC, 3 Month GBP LIBOR + 0.60% (United Kingdom)	0.663	(b)	11/25/42	360,279

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments  ◼  April 30, 2021 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE		MATURITY DATE	VALUE
		Alternative Loan Trust
	$62		5.50%		02/25/25 - 01/25/36	$54,319
	194		5.75		03/25/34	195,054
	352		6.25	(b)	08/25/37	266,947
	85	40.02% - 6 x 1 Month USD LIBOR	39.383	(d)	05/25/37	159,615
		Banc of America Funding Trust
	25		5.25		07/25/37	25,218
	355		5.50		09/25/35	382,838
	696	Bear Stearns ARM Trust 2004-1	2.221	(b)	04/25/34	720,063
	609	Bear Stearns Asset-Backed Securities I Trust, 25.64% - 3.29 x 1 Month USD LIBOR	23.493	(d)	03/25/36	396,482
	2,865	Cascade Funding Mortgage Trust (c)	4.00	(b)	10/25/68	2,933,342
	505	CFMT 2020-ABC1 LLC (c)	2.00	(b)	09/25/50	490,802
		CFMT 2020-HB4 LLC
	1,000	(c)	4.948	(b)	12/26/30	1,002,070
	750	(c)	6.00	(b)	12/26/30	751,793
		CFMT 2021-HB5 LLC
	1,000	(c)	2.91	(b)	02/25/31	996,687
	1,500	(c)	5.683	(b)	02/25/31	1,494,270
	1,528	CHL GMSR Issuer Trust, 1 Month USD LIBOR + 2.75% (c)	2.856	(b)	05/25/23	1,525,953
		CHL Mortgage Pass-Through Trust
	107		2.551	(b)	05/20/34	109,682
	199		2.838	(b)	10/25/33	204,248
	296		5.50		10/25/34	301,994
	74		6.00		12/25/36	59,723
		CIM Trust
	485	(c)	2.568		07/25/59	485,430
	746	(c)	2.569		07/25/55	746,577
		Citigroup Mortgage Loan Trust,
	320	1 Year CMT + 2.40%	2.52	(b)	11/25/35	322,473
	1,884	(c)	2.50	(b)	04/25/51	1,913,364
CAD	52	Classic RMBS Trust (Canada) (c)	3.064		08/16/49	42,441
GBP	139	Clavis Securities PLC, 3 Month GBP LIBOR + 0.45% (United Kingdom)	0.53	(b)	12/15/40	178,169
	$372	Credit Suisse First Boston Mortgage Securities Corp., 1 Month USD LIBOR + 3.30%	3.406	(b)	02/25/32	370,699
	1,250	Credit Suisse Mortgage Trust	1.00		04/15/23	1,256,250
		CSFB Mortgage-Backed Pass-Through Certificates
	324		2.80	(b)	05/25/34	340,639
	468		6.50		11/25/35	143,545
	500	CSMC Trust	3.89		12/15/23	502,496

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments  ◼  April 30, 2021 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE		MATURITY DATE	VALUE
EUR	637	Dssv Sarl 3 Month EURIBOR + 3.00% (Spain)	3.00%		10/15/24	$750,579
	436	E-Mac de, 3 Month EURIBOR + 0.21% (Germany)	3.21	(b)	05/25/57	517,769
	500	E-MAC DE 2005-I BV, 3 Month EURIBOR + 0.50% (Germany)	7.59	(b)	05/25/52	548,430
	218	E-MAC NL 2004-I BV, 3 Month EURIBOR + 0.18% (Netherlands)	1.721	(b)	07/25/36	259,019
	168	E-MAC NL 2005-I BV, 3 Month EURIBOR + 0.23% (Netherlands)	3.961	(b)	04/25/38	177,658
	288	E-MAC Program BV, 3 Month EURIBOR + 2.00% (Netherlands)	2.761	(b)	01/25/48	303,562
	149	E-MAC Program II BV, 3 Month EURIBOR + 2.00% (Netherlands)	3.711	(b)	04/25/48	163,326
	309	EMF-NL Prime, 3 Month EURIBOR + 0.80% (Netherlands)	0.263	(b)	04/17/41	358,790
	200	EMF-NL Prime 2008-ABV, 3 Month EURIBOR + 0.85% (Netherlands)	0.313	(b)	04/17/41	180,273
	239	Eurohome Mortgages PLC, 3 Month EURIBOR + 0.21% (Germany)	0.00	(b)	08/02/50	258,058
	$500	Eurosail 2006-2bl PLC, 3 Month USD LIBOR + 0.24% (United Kingdom) (c)	0.424	(b)	12/15/44	484,330
		Eurosail BV
EUR	1,000	3 Month EURIBOR + 1.80% (Netherlands)	1.263	(b)	10/17/40	1,207,668
	300	3 Month EURIBOR + 2.20% (Netherlands)	1.663	(b)	10/17/40	349,616
	500	Eurosail-NL 2007-1bv, 3 Month EURIBOR + 1.10% (Netherlands)	0.563	(b)	04/17/40	491,875
		Federal Home Loan Mortgage Corporation
	$2,134		3.00		09/25/45 - 05/25/47	2,140,813
	306		3.50		05/25/45 - 05/25/47	307,810
		FMC GMSR Issuer Trust
	750	(c)	4.23	(b)	09/25/24	751,438
	1,000	(c)	4.45	(b)	01/25/26	1,007,990
	1,700	(c)	5.07	(b)	05/25/24	1,715,142
	238	Galton Funding Mortgage Trust (c)	4.00	(b)	11/25/57 - 02/25/59	244,727
EUR	462	GC Pastor Hipotecario 5 FTA, 3 Month EURIBOR + 0.17% (Spain)	0.00	(b)	06/21/46	501,962
	$1,084	Grand Avenue Mortgage Loan Trust (c)	3.25		08/25/64	1,084,946
		Great Hall Mortgages No 1 PLC
EUR	500	3 Month EURIBOR + 0.22% (United Kingdom)	0.00	(b)	03/18/39	573,290
GBP	500	3 Month GBP LIBOR + 0.30% (United Kingdom)	0.381	(b)	06/18/39	652,516
	$203	GSAA Trust	6.00		04/01/34	217,235

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments  ◼  April 30, 2021 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE		MATURITY DATE	VALUE
		GSR Mortgage Loan Trust
	$42	1 Month USD LIBOR + 0.25%	0.356	(b)%	03/25/35	$20,779
	212		2.62	(b)	12/25/34	213,407
	364		2.809	(b)	12/25/34	382,592
	62		5.00		02/25/34	63,942
	5		5.50		11/25/35	5,136
	123		6.00		09/25/35	128,809
	120	HarborView Mortgage Loan Trust	2.315	(b)	05/19/33	122,562
	800	Headlands Residential LLC (c)	3.967		06/25/24	804,018
	96	Impac CMB Trust, 1 Month USD LIBOR + 0.80%	0.901	(b)	10/25/34	96,222
	150	IndyMac INDX Mortgage Loan Trust	2.495	(b)	11/25/34	153,995
	126	JP Morgan Mortgage Trust (c)	3.069	(b)	07/27/37	127,145
EUR	256	Landmark Mortgage Securities No. 1 PLC, 3 Month EURIBOR + 0.60% (United Kingdom)	0.062	(b)	06/17/38	292,931
	278	Lansdowne Mortgage Securities No. 1 PLC, 3 Month EURIBOR + 0.30% (Ireland)	0.00	(b)	06/15/45	309,413
	472	Lansdowne Mortgage Securities No. 2 PLC, 3 Month EURIBOR + 0.34% (Ireland)	0.00	(b)	09/16/48	501,960
		LHOME Mortgage Trust
	$400	(c)	3.228		10/25/24	402,953
	500	(c)	3.868		07/25/24	505,357
EUR	302	Ludgate Funding PLC, 3 Month EURIBOR + 0.42% (United Kingdom)	0.00	(b)	12/01/60	325,727
GBP	157	Mansard Mortgages PLC, 3 Month GBP LIBOR + 0.60% (United Kingdom)	0.683	(b)	10/15/48	206,016
	$404	MASTR Adjustable Rate Mortgages Trust	3.323	(b)	06/25/34	408,074
		MASTR Alternative Loan Trust
	148		5.00		05/25/18	146,221
	136		6.00		05/25/33	141,924
	162	MASTR Asset Securitization Trust	5.50		10/25/25	162,188
	129	MASTR Reperforming Loan Trust (c)	7.50		05/25/35	122,487
	425	MERIT Securities Corp., 1 Month USD LIBOR + 2.25% (c)	2.361	(b)	09/28/32	375,881
		Merrill Lynch Mortgage Investors Trust
	20	6 Month USD LIBOR + 0.50%	0.705	(b)	04/25/29	20,446
	64		2.228	(b)	08/25/33	64,119
	149		2.532	(b)	02/25/34	153,249
	49		3.24	(b)	01/25/37	52,279
	107	Morgan Stanley Dean Witter Capital I, Inc. Trust (See Note 9)	1.611	(b)	03/25/33	110,078
	29	Morgan Stanley Mortgage Loan Trust (See Note 9)	2.444	(b)	02/25/34	28,912

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments  ◼  April 30, 2021 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE		MATURITY DATE	VALUE
	$240	Mortgage Equity Conversion Asset Trust, 1 Year CMT + 0.47% (c)	0.53	(b)%	02/25/42	$238,764
GBP	1,000	Mortgage Funding 2008-1 PLC, 3 Month GBP LIBOR + 1.10% (United Kingdom)	1.18	(b)	03/13/46	1,357,414
	$145	National City Mortgage Capital Trust	6.00		03/25/38	147,589
GBP	318	Newgate Funding PLC, 3 Month GBP LIBOR + 3.00% (United Kingdom)	3.08	(b)	12/15/50	436,934
	$288	NRPL Trust (c)	4.25		07/25/67	289,603
	735	NYMT Loan Trust (c)	2.944	(b)	10/25/60	739,411
	112	Opteum Mortgage Acceptance Corp. Asset Backed Pass-Through Certificates 2005-1, 1 Month USD LIBOR + 1.31%	1.411	(b)	02/25/35	113,045
	688	PMC PLS ESR Issuer LLC (c)	5.069		11/25/24	692,208
		Preston Ridge Partners LLC
	505	(c)	2.857		09/25/25	508,138
	1,385	(c)	3.104		11/25/25	1,396,833
	2,000	PRMI Securitization Trust (c)	2.50	(b)	04/25/51	2,006,200
	377	PRPM LLC (c)	3.50	(b)	10/25/24	380,451
	335	RALI Trust	6.00		05/25/36 - 06/25/36	321,560
	112	RBSSP Resecuritization Trust (c)	37.825	(b)	09/26/37	215,861
	241	Reperforming Loan REMIC Trust (c)	8.50		06/25/35	261,759
	13,147	Residential Asset Securitization Trust, IO	0.50		04/25/37	314,871
EUR	474	ResLoC UK PLC, 3 Month EURIBOR + 0.45% (United Kingdom)	0.00	(b)	12/15/43	528,348
		RMF Buyout Issuance Trust
	$418	(c)	2.158	(b)	02/25/30	419,590
	1,000	(c)	3.63	(b)	10/25/50	986,606
	1,600	2020-1 (c)	4.191	(b)	02/25/30	1,567,840
	800	2020-2 (c)	4.571	(b)	06/25/30	804,033
		Rochester Financing No. 2 PLC
GBP	500	3 Month GBP LIBOR + 3.25% (United Kingdom)	3.331	(b)	06/18/45	691,233
	300	3 Month GBP LIBOR + 3.75% (United Kingdom)	3.831	(b)	06/18/45	414,725
		Seasoned Credit Risk Transfer Trust
	$8,012		3.00		09/25/55 - 05/25/60	8,466,330
	999		3.25		07/25/56 - 06/25/57	1,066,852
	600	(c)	3.75	(b)	09/25/55	618,510
	2,713	(c)	4.00	(b)	08/25/56 - 02/25/59	2,944,634
	700	(c)	4.25	(b)	05/25/60	696,908
	456		4.50		06/25/57	508,279
	600	(c)	4.75	(b)	07/25/58	632,387
	333	Seasoned Loans Structured Transaction	3.00	(b)	04/25/58	334,845

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments  ◼  April 30, 2021 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE		MATURITY DATE	VALUE
		Sequoia Mortgage Trust
	$528	1 Month USD LIBOR + 0.64%	0.755	(b)%	04/19/27	$523,499
	103	1 Month USD LIBOR + 0.78%	0.896	(b)	01/20/36	101,017
	316	Structured Adjustable Rate Mortgage Loan Trust	2.619	(b)	02/25/35	315,125
		Structured Asset Mortgage Investments II Trust
	125	1 Month USD LIBOR + 0.46%	0.566	(b)	05/25/45	125,121
	71		0.914	(b)	04/19/35	70,206
	327	Structured Asset Securities Corp. Mortgage Pass-Through Certificates	1.969	(b)	11/25/30	328,976
GBP	741	Structured Asset Securities Corp. Reverse Mortgage Loan Trust, 1 Month USD LIBOR + 1.85% (c)	1.956	(b)	05/25/47	663,642
EUR	700	TDA 27 FTA, 3 Month EURIBOR + 0.19% (Spain)	0.00	(b)	12/28/50	698,296
	$250	TVC Mortgage Trust (c)	3.474		09/25/24	252,245
AUD	1,000	Vermilion Trust No.1 Bond Series 2019-1, BBSW1M + 2.40% (Australia)	2.419	(b)	07/10/50	780,333
	$103	Washington Mutual Mortgage Pass-Through Certificates Trust	2.757	(b)	09/25/33	105,127
		Total Mortgages - Other (Cost $72,320,160)				74,619,223
		Short-Term Investments (16.9%)
		U.S. Treasury Securities (0.3%)
		U.S. Treasury Bills
	30	(e)(f)	0.039		06/03/21	29,999
	733	(e)(f)	0.088		06/03/21	732,945
		Total U.S. Treasury Securities (Cost $762,941)				762,944
NUMBER OF SHARES (000)
		Investment Company (16.6%)
	35,703	Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (See Note 9) (Cost $35,703,286)				35,703,286
		Total Short-Term Investments (Cost $36,466,227)				36,466,230
		Total Investments (Cost $243,241,675) (g)(h)			115.8%	248,364,112
		Liabilities in Excess of Other Assets			(15.8)	(33,825,197)
		Net Assets			100.0%	$214,538,915

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments  ◼  April 30, 2021 (unaudited) continued

  BBSW  Australia's Bank Bill Swap.

  CMT  Constant Maturity Treasury Note Rate.

  EURIBOR  Euro Interbank Offered Rate.

  IO  Interest Only.

  LIBOR  London Interbank Offered Rate.

  PAC  Planned Amortization Class.

  REMIC  Real Estate Mortgage Investment Conduit.

  STRIPS  Separate Trading of Registered Interest and Principal of Securities.

  TBA  To Be Announced.

  (a)  Security is subject to delayed delivery.

  (b)  Floating or variable rate securities: The rates disclosed are as of April 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

  (c)  144A security - Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

  (d)  Inverse Floating Rate Security - Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at April 30, 2021.

  (e)  Rate shown is the yield to maturity at April 30, 2021.

  (f)  All or a portion of the security was pledged to cover margin requirements for futures contracts.

  (g)  Securities are available for collateral in connection with securities purchased on a forward commitment basis, open foreign currency forward exchange contracts and futures contracts.

  (h)  At April 30, 2021, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $6,911,013 and the aggregate gross unrealized depreciation is $1,705,500, resulting in net unrealized appreciation of $5,205,513.

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at April 30, 2021:

COUNTERPARTY	CONTRACTS TO DELIVER		IN EXCHANGE FOR		DELIVERY DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Bank of America NA	AUD	1,008,246		$798,496	05/25/21	$21,720
Bank of America NA		$1,679	CAD	2,138	05/25/21	61
Barclays Bank PLC	CAD	1,279,070		$1,013,949	05/25/21	(26,705)
BNP Paribas SA	GBP	3,326,383		$4,678,937	05/25/21	84,854
BNP Paribas SA		$23,938	CAD	29,916	05/25/21	402
BNP Paribas SA		$515,737	CAD	650,568	05/25/21	13,567
BNP Paribas SA		$27,643	CAD	34,604	05/25/21	510
JPMorgan Chase Bank NA	EUR	8,672,586		$10,555,352	05/25/21	124,468
JPMorgan Chase Bank NA		$4,815	GBP	3,453	05/25/21	(47)
UBS AG	EUR	65,172		$78,050	05/25/21	(335)
UBS AG	GBP	982,534		$1,353,859	05/25/21	(3,123)
UBS AG		$3,106	AUD	4,028	05/25/21	(3)
UBS AG		$29,417	GBP	21,270	05/25/21	(41)
UBS AG		$1,044,605	GBP	754,643	05/25/21	(2,364)
Westpac Banking Corp.	GBP	100,088		$139,539	05/25/21	1,307
						$214,271

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments  ◼  April 30, 2021 (unaudited) continued

Futures Contracts:

The Fund had the following futures contracts open at April 30, 2021:

	NUMBER OF CONTRACTS	EXPIRATION DATE	NOTIONAL AMOUNT (000)	VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Long:
U.S. Treasury 5 yr. Note	299	Jun-21	$29,900	$37,057,312	$42,876
U.S. Treasury 10 yr. Note	55	Jun-21	5,500	7,261,719	(66,118)
U.S. Ultra Long Bond	33	Jun-21	3,300	5,189,250	(118,078)
Short:
U.S. Treasury 2 yr. Note	54	Jun-21	(10,800)	(11,920,922)	10,125
					$(131,195)

AUD  —  Australian Dollar

CAD  —  Canadian Dollar

EUR  —  Euro

GBP  —  British Pound

USD  —  United States Dollar

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Financial Statements

Statement of Assets and Liabilities April 30, 2021 (unaudited)

Assets:
Investments in securities, at value (cost $207,070,717)	$212,195,334
Investment in affiliates, at value (cost $36,170,958)	36,168,778
Total investments in securities, at value (cost $243,241,675)	248,364,112
Unrealized appreciation on open foreign currency forward exchange contracts	246,889
Cash (including foreign currency valued at $199,349 with a cost of $198,822)	198,871
Receivable for:
Investments sold	48,831,680
Shares of beneficial interest sold	829,194
Interest and paydown	452,321
Variation margin on open futures contracts	18,016
Dividends from affiliates	903
Prepaid expenses and other assets	116,165
Total Assets	299,058,151
Liabilities:
Unrealized depreciation on open foreign currency forward exchange contracts	32,618
Payable for:
Investments purchased	83,867,469
Shares of beneficial interest redeemed	271,119
Advisory fee	60,076
Dividends to shareholders	52,400
Transfer and sub transfer agent fees	46,222
Trustees' fees	39,783
Distribution fee	16,255
Administration fee	14,664
Accrued expenses and other payables	118,630
Total Liabilities	84,519,236
Net Assets	$214,538,915
Composition of Net Assets:
Paid-in-Capital	$212,739,191
Total Distributable Earnings	1,799,724
Net Assets	$214,538,915
Class A Shares:
Net Assets	$59,857,836
Shares Outstanding (unlimited shares authorized, $0.01 par value)	6,908,624
Net Asset Value Per Share	$8.66
Maximum Offering Price Per Share, (net asset value plus 3.36% of net asset value)	$8.95
Class L Shares:
Net Assets	$1,004,630
Shares Outstanding (unlimited shares authorized, $0.01 par value)	116,974
Net Asset Value Per Share	$8.59
Class I Shares:
Net Assets	$150,491,970
Shares Outstanding (unlimited shares authorized, $0.01 par value)	17,668,955
Net Asset Value Per Share	$8.52
Class C Shares:
Net Assets	$3,173,451
Shares Outstanding (unlimited shares authorized, $0.01 par value)	369,254
Net Asset Value Per Share	$8.59
Class IS Shares:
Net Assets	$11,028
Shares Outstanding (unlimited shares authorized, $0.01 par value)	1,295
Net Asset Value Per Share	$8.51

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Financial Statements continued

Statement of Operations For the six months ended April 30, 2021 (unaudited)

Net Investment Income: Income
Interest (net of $97 foreign withholding tax)	$3,179,477
Dividends from affiliates (Note 9)	6,027
Total Income	3,185,504
Expenses
Advisory fee (Note 4)	440,698
Distribution fee (Class A shares) (Note 5)	68,455
Distribution fee (Class L shares) (Note 5)	2,615
Distribution fee (Class C shares) (Note 5)	20,711
Professional fees	91,317
Sub transfer agent fees and expenses (Class A shares)	18,565
Sub transfer agent fees and expenses (Class L shares)	373
Sub transfer agent fees and expenses (Class I shares)	56,601
Sub transfer agent fees and expenses (Class C shares)	1,314
Administration fee (Note 4)	75,012
Registration fees	38,430
Shareholder reports and notices	18,604
Custodian fees (Note 7)	18,113
Transfer agent fees and expenses (Class A shares) (Note 6)	10,852
Transfer agent fees and expenses (Class L shares) (Note 6)	938
Transfer agent fees and expenses (Class I shares) (Note 6)	1,460
Transfer agent fees and expenses (Class C shares) (Note 6)	1,678
Transfer agent fees and expenses (Class IS shares) (Note 6)	889
Trustees' fees and expenses	2,952
Other	34,519
Total Expenses	904,096
Less: waiver of Advisory fees (Note 4)	(110,037)
Less: reimbursement of class specific expenses (Class L shares) (Note 4)	(524)
Less: reimbursement of class specific expenses (Class I shares) (Note 4)	(28,339)
Less: reimbursement of class specific expenses (Class IS shares) (Note 4)	(889)
Less: rebate from Morgan Stanley affiliated cash sweep (Note 9)	(9,882)
Net Expenses	754,425
Net Investment Income	2,431,079
Realized and Unrealized Gain (Loss): Realized Gain (Loss) on:
Investments	302,792
Investments in affiliates (Note 9)	418
Futures contracts	(1,712,735)
Foreign currency forward exchange contracts	(527,218)
Foreign currency translation	4,928
Net Realized Loss	(1,931,815)
Change in Unrealized Appreciation (Depreciation) on:
Investments	2,716,578
Investments in affiliates (Note 9)	15,647
Futures contracts	287,545
Foreign currency forward exchange contracts	(135,749)
Foreign currency translation	3,955
Net Change in Unrealized Appreciation (Depreciation)	2,887,976
Net Gain	956,161
Net Increase	$3,387,240

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Financial Statements continued

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED APRIL 30, 2021	FOR THE YEAR ENDED OCTOBER 31, 2020
	(unaudited)
Increase (Decrease) in Net Assets: Operations:
Net investment income	$2,431,079	$5,605,780
Net realized loss	(1,931,815)	(2,271,766)
Net change in unrealized appreciation (depreciation)	2,887,976	(2,310,094)
Net Increase	3,387,240	1,023,920
Dividends and Distributions to Shareholders:
Class A shares	(662,266)	(2,286,608)
Class L shares	(11,280)	(42,814)
Class I shares	(1,766,578)	(5,509,592)
Class C shares	(34,118)	(196,918)
Class IS shares	(153)	(468)
Total Dividends and Distributions to Shareholders	(2,474,395)	(8,036,400)
Net increase (decrease) from transactions in shares of beneficial interest	42,298,402	(18,850,740)
Net Increase (Decrease)	43,211,247	(25,863,220)
Net Assets:
Beginning of period	171,327,668	197,190,888
End of Period	$214,538,915	$171,327,668

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements  ◼  April 30, 2021 (unaudited)

1. Organization and Accounting Policies

Morgan Stanley Mortgage Securities Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund applies investment company accounting and reporting guidance. The Fund's investment objective is to seek a high level of current income. The Fund was organized as a Massachusetts business trust on November 20, 1986 and commenced operations on March 31, 1987. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class L shares, Class I shares, Class C shares and Class IS shares. The five classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase, some Class A shares and most Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months and one year, respectively. Class L shares, Class I shares and Class IS shares are not subject to a sales charge. Additionally, Class A shares, Class L shares and Class C shares incur distribution expenses.

The Fund suspended offering Class L shares to all investors (April 30, 2015). Class L shareholders of the Fund do not have the option of purchasing additional Class L shares. However, the existing Class L shareholders may invest through reinvestment of dividends and distributions. In addition, Class L shares of the Fund may be exchanged for Class L shares of any Morgan Stanley Multi-Class Fund, even though Class L shares are closed to investors.

The following is a summary of significant accounting policies:

In March 2020, the Financial Accounting Standards Board ("FASB") issued an Accounting Standard Update, ASU 2020-04, Reference Rate Reform (Topic 848) — Facilitation of the Effects of Reference Rate Reform on Financial Reporting ("ASU 2020-04"), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate ("LIBOR") and other Interbank Offered Rate ("IBOR") based reference rates at the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2022. Management is evaluating the impact of ASU 2020-04 on the Fund's investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the reference rate reform.

A. Valuation of Investments — (1) Certain portfolio securities may be valued by an outside pricing service/vendor approved by the Fund's Board of Trustees (the "Trustees"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements  ◼  April 30, 2021 (unaudited) continued

official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges. If only bid prices are available then the latest bid price may be used. If Morgan Stanley Investment Management Inc. (the "Adviser"), a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor or exchange does not reflect the security's fair value or is unable to provide a price, prices from brokers or dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers or dealers; (2) when market quotations are not readily available, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees; (3) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; (4) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (5) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Trustees have responsibility for determining in good faith the fair value of the investments, and the Trustees may appoint others, such as the Fund's Adviser or a valuation committee, to assist the Trustees in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Fund's Adviser has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Fund's valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

B. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements  ◼  April 30, 2021 (unaudited) continued

by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily as earned.

C. When-Issued/Delayed Delivery Securities — The Fund may purchase or sell when-issued and delayed delivery securities. Securities purchased on a when-issued or delayed delivery basis are purchased for delivery beyond the normal settlement date at a stated price, and no income accrues to the Fund on such securities prior to delivery date. Payment and delivery for when-issued and delayed delivery securities can take place a month or more after the date of the transaction. When the Fund enters into a purchase transaction on a when-issued or delayed delivery basis, securities are available for collateral in an amount at least equal in value to the Fund's commitments to purchase such securities. Purchasing securities on a when-issued or delayed delivery basis may involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price, in which case there could be an unrealized loss at the time of delivery. Purchasing investments on a when-issued or delayed delivery basis may be considered a form of leverage which may increase the impact that gains (losses) may have on the Fund.

D. Multiple Class Allocations — Investment income, realized and unrealized gain (loss) and non-class specific expenses are allocated daily based upon the proportion of net assets of each class. Class specific expenses are borne by the respective share classes and include Distribution, Transfer Agent and Sub Transfer Agent fees.

E. Foreign Currency Translation and Foreign Investments — The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

— investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

— investment transactions and investment income at the prevailing rates of exchange on the dates of  such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements  ◼  April 30, 2021 (unaudited) continued

losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Statement of Operations.

F. Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually.

G. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles in the United States ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

H. Indemnifications — The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

2. Fair Valuation Measurements

FASB Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 — unadjusted quoted prices in active markets for identical investments

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements  ◼  April 30, 2021 (unaudited) continued

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 — significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of April 30, 2021:

INVESTMENT TYPE	LEVEL 1 UNADJUSTED QUOTED PRICES	LEVEL 2 OTHER SIGNIFICANT OBSERVABLE INPUTS	LEVEL 3 SIGNIFICANT UNOBSERVABLE INPUTS	TOTAL
Assets:
Fixed Income Securities
Agency Fixed Rate Mortgages	$—	$64,167,794	$—	$64,167,794
Asset-Backed Securities	—	57,860,494	—	57,860,494
Collateralized Mortgage Obligations — Agency Collateral Series	—	5,708,143	—	5,708,143
Commercial Mortgage-Backed Securities	—	9,366,108	—	9,366,108
Corporate Bond	—	176,120	—	176,120
Mortgages — Other	—	74,619,223	—	74,619,223
Total Fixed Income Securities	—	211,897,882	—	211,897,882
Short-Term Investments
U.S. Treasury Securities	—	762,944	—	762,944
Investment Company	35,703,286	—	—	35,703,286
Total Short-Term Investments	35,703,286	762,944	—	36,466,230
Foreign Currency Forward Exchange Contracts	—	246,889	—	246,889
Futures Contracts	53,001	—	—	53,001
Total Assets	35,756,287	212,907,715	—	248,664,002

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements  ◼  April 30, 2021 (unaudited) continued

INVESTMENT TYPE	LEVEL 1 UNADJUSTED QUOTED PRICES	LEVEL 2 OTHER SIGNIFICANT OBSERVABLE INPUTS	LEVEL 3 SIGNIFICANT UNOBSERVABLE INPUTS	TOTAL
Liabilities:
Foreign Currency Forward Exchange Contracts	$—	$(32,618)	$—	$(32,618)
Futures Contracts	(184,196)	—	—	(184,196)
Total Liabilities	(184,196)	(32,618)	—	(216,814)
Total	$35,572,091	$212,875,097	$—	$248,447,188

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

3. Derivatives

The Fund may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission rules and regulations, or may cause the Fund to be more volatile than if the Fund had not been

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Notes to Financial Statements  ◼  April 30, 2021 (unaudited) continued

leveraged. Although the Adviser seeks to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Foreign Currency Forward Exchange Contracts — In connection with its investments in foreign securities, the Fund entered into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date. A foreign currency forward exchange contract ("currency contract") is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Currency contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. To the extent hedged by the use of currency contracts, the precise matching of the currency contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. Furthermore, such transactions may reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is additional risk to the extent that currency contracts create exposure to currencies in which the Fund's securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts. The use of currency contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract. A currency contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized gain or loss. The Fund records realized gains (losses) when the currency contract is closed equal to the difference between the value of the currency contract at the time it was opened and the value at the time it was closed.

Futures — A futures contract is a standardized, exchange-traded agreement to buy or sell a specific quantity of an underlying asset, reference rate or index at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market

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Notes to Financial Statements  ◼  April 30, 2021 (unaudited) continued

behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures contracts can be highly volatile, using futures contracts can lower total return and the potential loss from futures contracts can exceed the Fund's initial investment in such contracts. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time. There is also the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with which the Fund has open positions in the futures contract.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The following table sets forth the fair value of the Fund's derivative contracts by primary risk exposure as of April 30, 2021:

PRIMARY RISK EXPOSURE	ASSET DERIVATIVES STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE		LIABILITY DERIVATIVES STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE
Interest Rate Risk	Variation margin on open futures contracts	$53,001	(a)	Variation margin on open futures contracts	$(184,196	)(a)
Currency Risk	Unrealized appreciation on open foreign currency forward exchange contracts	246,889		Unrealized depreciation on open foreign currency forward exchange contracts	(32,618)
		$299,890			$(216,814)

(a)  Includes cumulative appreciation (depreciation) as reported in the Portfolio of Investments. Only current day's net variation margin is reported within the Statement of Assets and Liabilities.

The following tables set forth by primary risk exposure the Fund's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended April 30, 2021 in accordance with ASC 815:

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES

PRIMARY RISK EXPOSURE	FUTURES CONTRACTS	FOREIGN CURRENCY FORWARD EXCHANGE CONTRACTS
Interest Rate Risk	$(1,712,735)	$—
Currency Risk	—	(527,218)
Total	$(1,712,735)	$(527,218)

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Notes to Financial Statements  ◼  April 30, 2021 (unaudited) continued

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES

PRIMARY RISK EXPOSURE	FUTURES CONTRACTS	FOREIGN CURRENCY FORWARD EXCHANGE CONTRACTS
Interest Rate Risk	$287,545	$—
Currency Risk	—	(135,749)
Total	$287,545	$(135,749)

At April 30, 2021, the Fund's derivative assets and liabilities are as follows:

GROSS AMOUNTS OF ASSETS AND LIABILITIES PRESENTED IN THE STATEMENT OF ASSETS AND LIABILITIES

DERIVATIVES(b)	ASSETS(c)	LIABILITIES(c)
Foreign Currency Forward Exchange Contracts	$246,889	$(32,618)

(b)  Excludes exchange-traded derivatives.

(c)  Absent an event of default or early termination, over-the-counter ("OTC") derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Fund exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Fund's net liability may be delayed or denied.

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Notes to Financial Statements  ◼  April 30, 2021 (unaudited) continued

The following tables present derivative financial instruments that are subject to enforceable netting arrangements as of April 30, 2021:

GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS AND LIABILITIES

COUNTERPARTY	GROSS ASSET DERIVATIVES PRESENTED IN THE STATEMENT OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENT	COLLATERAL RECEIVED	NET AMOUNT (NOT LESS THAN $0)
Bank of America NA	$21,781	$—	$—	$21,781
BNP Paribas SA	99,333	—	—	99,333
JPMorgan Chase Bank NA	124,468	(47)	—	124,421
Westpac Banking Corp.	1,307	—	—	1,307
Total	$246,889	$(47)	$—	$246,842

GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS AND LIABILITIES

COUNTERPARTY	GROSS LIABILITY DERIVATIVES PRESENTED IN THE STATEMENT OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENT	COLLATERAL PLEDGED	NET AMOUNT (NOT LESS THAN $0)
Barclays Bank PLC	$26,705	$—	$—	$26,705
JPMorgan Chase Bank NA	47	(47)	—	0
UBS AG	5,866	—	—	5,866
Total	$32,618	$(47)	$—	$32,571

For the six months ended April 30, 2021, the average monthly amount outstanding for each derivative type is as follows:

Foreign Currency Forward Exchange Contracts:
Average monthly principal amount	$24,656,541
Futures Contracts:
Average monthly original value	$70,681,369

4. Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement with the Adviser, the Fund pays an advisory fee, accrued daily and paid monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.47% to the portion of the daily net assets not exceeding $1 billion; 0.445% to the portion of the daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.42% to the portion of the daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.395% to the portion of the daily net assets exceeding $2 billion but not exceeding $2.5 billion; 0.37% to the portion of the daily net assets exceeding $2.5 billion but not exceeding $5 billion; 0.345% to the portion of the daily net assets exceeding $5 billion but not exceeding $7.5 billion; 0.32% to the portion of the daily net assets exceeding $7.5 billion but not exceeding $10 billion; 0.295% to the portion of the daily net

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Notes to Financial Statements  ◼  April 30, 2021 (unaudited) continued

assets exceeding $10 billion but not exceeding $12.5 billion; and 0.27% to the portion of the daily net assets exceeding $12.5 billion. For the six months ended April 30, 2021, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.34% of the Fund's average daily net assets.

The Adviser also serves as the Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

The Adviser/Administrator has agreed to reduce its advisory fee, its administration fee and/or reimburse the Fund so that total annual operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.00% for Class A, 1.30% for Class L, 0.70% for Class I, 1.80% for Class C and 0.65% for Class IS. These fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time that the Trustees act to discontinue all or a portion of such waivers and/or expense reimbursements when they deem such action is appropriate. For the six months ended April 30, 2021, $110,037 of advisory fees were waived and $29,752 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

5. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distribution, Inc. (the "Distributor"), an affiliate of the Adviser/Administrator. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A — up to 0.25% of the average daily net assets of Class A shares; (ii) Class L — up to 0.50% of the average daily net assets of Class L shares; and (iii) Class C — up to 1.00% of the average daily net assets of Class C shares.

In the case of Class A shares, Class L shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25%, 0.50% and 1.00% of the average daily net assets of Class A shares, Class L shares and Class C shares, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales commission credited to Financial Intermediaries at the time of sale may be reimbursed in the subsequent calendar year. For the six months ended April 30, 2021, the distribution fee was accrued

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Notes to Financial Statements  ◼  April 30, 2021 (unaudited) continued

for Class A shares, Class L shares and Class C shares at the annual rate of 0.25%, 0.50%, and 1.00%, respectively.

The Distributor has informed the Fund that for the six months ended April 30, 2021, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares and Class C shares of $943 and $17, respectively, and received $50,672 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

6. Dividend Disbursing and Transfer Agent

The Fund's dividend disbursing and transfer agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Fund pays DST a fee based on the number of classes, accounts and transactions relating to the Fund.

7. Custodian Fees

State Street (the "Custodian") also serves as Custodian for the Fund in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Fund as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

8. Credit Facility

The Fund and other Morgan Stanley funds participated in a $300,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or 1 month LIBOR rate plus a spread. Effective April 19, 2021, the interest rate on borrowings is based on the federal funds effective rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the six months ended April 30, 2021, the Fund did not have any borrowings under the Facility.

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Notes to Financial Statements  ◼  April 30, 2021 (unaudited) continued

9. Other

At April 30, 2021, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 67.0%.

10. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

	FOR THE SIX MONTHS ENDED APRIL 30, 2021		FOR THE YEAR ENDED OCTOBER 31, 2020
	(unaudited)
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	1,794,059	$15,547,026	1,088,396	$9,387,102
Reinvestment of dividends and distributions	74,752	647,278	260,385	2,226,967
Redeemed	(614,195)	(5,319,999)	(2,983,492)	(25,373,328)
Net increase (decrease) — Class A	1,254,616	10,874,305	(1,634,711)	(13,759,259)
CLASS L SHARES
Exchanged	1,722	15,008	154	1,314
Reinvestment of dividends and distributions	1,312	11,260	4,966	42,048
Redeemed	(19,934)	(171,039)	(5,194)	(43,629)
Net decrease — Class L	(16,900)	(144,771)	(74)	(267)
CLASS I SHARES
Sold	7,073,396	60,154,794	11,578,738	97,537,199
Reinvestment of dividends and distributions	205,930	1,753,159	639,180	5,364,631
Redeemed	(3,331,980)	(28,372,084)	(13,044,631)	(107,131,454)
Net increase (decrease) — Class I	3,947,346	33,535,869	(826,713)	(4,229,624)
CLASS C SHARES
Sold	71,927	618,556	295,609	2,538,428
Reinvestment of dividends and distributions	3,985	34,239	22,780	193,349
Redeemed	(303,999)	(2,619,953)	(429,033)	(3,593,833)
Net decrease — Class C	(228,087)	(1,967,158)	(110,644)	(862,056)
CLASS IS SHARES
Reinvestment of dividends and distributions	18	157	55	466
Net increase (decrease) in Fund	4,956,993	$42,298,402	(2,572,087)	$(18,850,740)

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Notes to Financial Statements  ◼  April 30, 2021 (unaudited) continued

11. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of investment securities, excluding short-term investments, for the six months ended April 30, 2021, aggregated $324,867,180 and $285,073,201, respectively. Included in the aforementioned are purchases and sales of U.S. Government securities of $279,741,929 and $256,206,831, respectively.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Government Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended April 30, 2021, advisory fees paid were reduced by $9,882 relating to the Fund's investment in the Liquidity Funds.

The Fund had transactions with Morgan Stanley and its affiliated broker-dealers, which may be deemed affiliates of the Adviser/Administrator and Distributor under Section 17 the Act.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended April 30, 2021 is as follows:

AFFILIATED INVESTMENT COMPANY/ ISSUER	VALUE OCTOBER 31, 2020	PURCHASES AT COST	PROCEEDS FROM SALES/ PAYDOWNS	INTEREST/ DIVIDENDS INCOME	REALIZED GAIN (LOSS)	CHANGE IN UNREALIZED APPRECIATION	VALUE APRIL 30, 2021
Liquidity Funds	$22,682,449	$80,410,672	$67,389,835	$3,058	$—	$—	$35,703,286
Morgan Stanley Dean Witter Capital I, Inc. Trust	160,036	—	37,823	1,120	859	2,627	125,699
Morgan Stanley ABS Capital I, Inc. Trust	299,378	—	—	1,350	—	11,503	310,881
Morgan Stanley Mortgage Loan Trust	48,589	—	20,753	499	(441)	1,517	28,912
	$23,190,452	$80,410,672	$67,448,411	$6,027	$418	$15,647	$36,168,778

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of

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Notes to Financial Statements  ◼  April 30, 2021 (unaudited) continued

retirement. Benefits under this plan are based on factors which include years of service and compensation. The Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the six months ended April 30, 2021, included in "Trustees' fees and expenses" in the Statement of Operations amounted to $244. At April 30, 2021, the Fund had an accrued pension liability of $39,783, which is reflected as "Trustees' fees" in the Statement of Assets and Liabilities.

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended April 30, 2021, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

12. Federal Income Tax Status

It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The

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Notes to Financial Statements  ◼  April 30, 2021 (unaudited) continued

Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended October 31, 2020 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2020 and 2019 was as follows:

2020 DISTRIBUTIONS PAID FROM:		2019 DISTRIBUTIONS PAID FROM:
ORDINARY INCOME	LONG-TERM CAPITAL GAIN	ORDINARY INCOME	LONG-TERM CAPITAL GAIN
$7,863,969	$172,431	$5,673,554	$—

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

The Fund had no permanent differences causing reclassifications among the components of net assets for the year ended October 31, 2020.

At October 31, 2020, the components of distributable earnings for the Fund on a tax basis were as follows:

UNDISTRIBUTED ORDINARY INCOME	UNDISTRIBUTED LONG-TERM CAPITAL GAIN
$97,711	$—

At October 31, 2020, the Fund had available for federal income tax purposes unused short-term and long-term capital losses of $1,050,079 and $324,663, respectively, that do not have an expiration date.

To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

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Notes to Financial Statements  ◼  April 30, 2021 (unaudited) continued

13. Market Risk and Risks Relating to Certain Financial Instruments

The Fund may invest in mortgage securities, including securities issued by the Federal National Mortgage Association ("FNMA") and Federal Home Loan Mortgage Corporation ("FHLMC"). These are fixed income securities that derive their value from or represent interests in a pool of mortgages or mortgage securities. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage-backed security and could result in losses to the Fund. The risk of such defaults is generally higher in the case of mortgage pools that include sub-prime mortgages. Sub-prime mortgages refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their mortgages. The securities held by the Fund are not backed by sub-prime mortgages.

Additionally, securities issued by FNMA and FHLMC are not backed by or entitled to the full faith and credit of the United States; rather, they are supported by the right of the issuer to borrow from the U.S. Department of the Treasury.

The Federal Housing Finance Agency ("FHFA") serves as conservator of FNMA and FHLMC and the U.S. Department of the Treasury has agreed to provide capital as needed to ensure FNMA and FHLMC continue to provide liquidity to the housing and mortgage markets.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Certain impacts to public health conditions particular to the coronavirus (COVID-19) outbreak could impact the operations and financial performance of certain of the Fund's investments. The extent of the impact to the financial performance of the Fund's investments will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted. If the financial performance of the Fund's investments is impacted because of these factors for an extended period, the Fund's investment results may be adversely affected.

14. LIBOR Risk

The Fund's investments, payment obligations and financing terms may be based on floating rates, such as LIBOR, Euro Interbank Offered Rate and other similar types of reference rates (each, a "Reference Rate"). These Reference Rates are generally intended to represent the rate at which contributing banks may obtain short-term borrowings from each other within certain financial markets. On July 27, 2017,

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Notes to Financial Statements  ◼  April 30, 2021 (unaudited) continued

the Chief Executive of the UK Financial Conduct Authority ("FCA"), which regulates LIBOR, announced that the FCA will no longer persuade nor require banks to submit rates for the calculation of LIBOR and certain other Reference Rates after 2021. Such announcement indicates that the continuation of LIBOR and other Reference Rates on the current basis cannot and will not be guaranteed after the end of 2021. On March 5, 2021, the FCA announced that LIBOR will either cease to be provided by any administrator, or no longer be representative for many LIBOR settings after December 31, 2021, and for certain commonly-used tenors of U.S. dollar LIBOR after June 30, 2023. This announcement and any additional regulatory or market changes may have an adverse impact on the Fund or its investments.

In advance of 2022, regulators and market participants are currently engaged in identifying successor Reference Rates ("Alternative Reference Rates"). Additionally, prior to the end of 2021 (or a later date, if a particular Reference Rate is expected to continue beyond 2021), it is expected that market participants will focus on the transition mechanisms by which the Reference Rates in existing contracts or instruments may be amended, whether through marketwide protocols, fallback contractual provisions, bespoke negotiations or amendments or otherwise. Nonetheless, the termination of certain Reference Rates presents risks to the Fund. At this time, it is not possible to completely identify or predict the effect of any such changes, any establishment of Alternative Reference Rates or any other reforms to Reference Rates that may be enacted in the UK or elsewhere. The elimination of a Reference Rate or any other changes or reforms to the determination or supervision of Reference Rates could have an adverse impact on the market for or value of any securities or payments linked to those Reference Rates and other financial obligations held by the Fund or on its overall financial condition or results of operations.

Morgan Stanley Mortgage Securities Trust

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE SIX		FOR THE YEAR ENDED OCTOBER 31,
	MONTHS ENDED
	APRIL 30, 2021		2020		2019		2018		2017		2016(1)
	(unaudited)
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$8.62		$8.79		$8.39		$8.65		$8.58		$8.46
Income (loss) from investment operations:
Net investment income	0.11		0.24		0.26		0.29		0.29		0.33
Net realized and unrealized gain (loss)	0.03		(0.07)		0.41		(0.26)		0.09		0.21
Total income from investment operations	0.14		0.17		0.67		0.03		0.38		0.54
Less distributions from:
Net investment Income	(0.10)		(0.31)		(0.27)		(0.29)		(0.27)		(0.42)
Net realized gain	—		(0.03)		—		—		—		—
Paid-in-capital	—		—		—		—		(0.04)		—
Total distributions	(0.10)		(0.34)		(0.27)		(0.29)		(0.31)		(0.42)
Net asset value, end of period	$8.66		$8.62		$8.79		$8.39		$8.65		$8.58
Total Return	2.15	%(2)(7)	2.09	%(4)	8.04	%(2)	0.32	%(2)	4.55	%(2)	6.70	%(2)(3)
Ratios to Average Net Assets:
Net expenses	0.99	%(5)(6)(8)	0.99	%(5)(6)	0.98	%(5)(6)	0.98	%(5)(6)	0.99	%(5)(6)	0.99	%(5)(6)
Net investment income	2.37	%(5)(6)(8)	2.84	%(5)(6)	3.10	%(5)(6)	3.39	%(5)(6)	3.54	%(5)(6)	3.58	%(5)(6)
Rebate from Morgan Stanley affiliate	0.01	%(8)	0.01%		0.02%		0.02%		0.01%		0.01%
Supplemental Data:
Net assets, end of period, in thousands	$59,858		$48,756		$64,085		$60,170		$55,572		$52,840
Portfolio turnover rate	154	%(7)	233%		261%		370%		284%		253%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class A shares. The annualized expense and net investment income ratios would be unchanged as the reimbursement of custodian fees was offset against current period expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

(3)  Performance was positively impacted by approximately 1.24% due to the receipt of proceeds from the settlement of class action suits involving the Fund's past holdings. These were one-time settlements, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class A shares would have been approximately 5.46%.

(4)  Calculated using the NAV for US GAAP financial reporting purposes and as such differs from the total return presented in the Fund Report and Performance Summary. Does not reflect the deduction of sales charge.

(5)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(6)  If the Fund had borne all of its expenses that were waived by the Adviser/Administrator, the annualized expense and net investment income ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
April 30, 2021	1.12%	2.24%
October 31, 2020	1.16	2.67
October 31, 2019	1.20	2.88
October 31, 2018	1.31	3.06
October 31, 2017	1.34	3.19
October 31, 2016	1.30	3.27

(7)  Not annualized.

(8)  Annualized.

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Financial Highlights continued

	FOR THE SIX		FOR THE YEAR ENDED OCTOBER 31,
	MONTHS ENDED
	APRIL 30, 2021		2020		2019		2018		2017		2016(1)
	(unaudited)
Class L Shares
Selected Per Share Data:
Net asset value, beginning of period	$8.55		$8.71		$8.31		$8.57		$8.51		$8.38
Income (loss) from investment operations:
Net investment income	0.09		0.22		0.23		0.27		0.26		0.30
Net realized and unrealized gain (loss)	0.04		(0.06)		0.41		(0.27)		0.09		0.22
Total income from investment operations	0.13		0.16		0.64		0.00	(2)	0.35		0.52
Less distributions from:
Net investment income	(0.09)		(0.29)		(0.24)		(0.26)		(0.25)		(0.39)
Net realized gain	—		(0.03)		—		—		—		—
Paid-in-capital	—		—		—		—		(0.04)		—
Total distributions	(0.09)		(0.32)		(0.24)		(0.26)		(0.29)		(0.39)
Net asset value, end of period	$8.59		$8.55		$8.71		$8.31		$8.57		$8.51
Total Return	2.03	%(3)(8)	1.93	%(5)	7.81	%(3)	0.03	%(3)	4.17	%(3)	6.45	%(3)(4)
Ratios to Average Net Assets:
Net expenses	1.29	%(6)(7)(9)	1.29	%(6)(7)	1.28	%(6)(7)	1.28	%(6)(7)	1.29	%(6)(7)	1.29	%(6)(7)
Net investment income	2.12	%(6)(7)(9)	2.58	%(6)(7)	2.84	%(6)(7)	3.14	%(6)(7)	3.30	%(6)(7)	3.33	%(6)(7)
Rebate from Morgan Stanley affiliate	0.01	%(9)	0.01%		0.02%		0.02%		0.01%		0.01%
Supplemental Data:
Net assets, end of period, in thousands	$1,005		$1,144		$1,167		$1,150		$1,904		$2,194
Portfolio turnover rate	154	%(8)	233%		261%		370%		284%		253%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class L shares. The annualized expense and net investment income ratios would be unchanged as the reimbursement of custodian fees was offset against current period expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Amount is less than $0.005 per share.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  Performance was positively impacted by approximately 1.25% due to the receipt of proceeds from the settlement of class action suits involving the Fund's past holdings. These were one-time settlements, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class L shares would have been approximately 5.20%.

(5)  Calculated using the NAV for US GAAP financial reporting purposes and as such differs from the total return presented in the Fund Report and Performance Summary.

(6)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(7)  If the Fund had borne all of its expenses that were waived by the Adviser/Administrator, the annualized expense and net investment income ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
April 30, 2021	1.52%	1.89%
October 31, 2020	1.53	2.34
October 31, 2019	1.71	2.41
October 31, 2018	1.66	2.76
October 31, 2017	1.65	2.94
October 31, 2016	1.58	3.04

(8)  Not annualized.

(9)  Annualized.

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Financial Highlights continued

	FOR THE SIX		FOR THE YEAR ENDED OCTOBER 31,
	MONTHS ENDED
	APRIL 30, 2021		2020		2019		2018		2017		2016(1)
	(unaudited)
Class I Shares
Selected Per Share Data:
Net asset value, beginning of period	$8.48		$8.64		$8.24		$8.50		$8.43		$8.31
Income (loss) from investment operations:
Net investment income	0.12		0.27		0.28		0.32		0.31		0.35
Net realized and unrealized gain (loss)	0.04		(0.06)		0.41		(0.27)		0.10		0.21
Total income from investment operations	0.16		0.21		0.69		0.05		0.41		0.56
Less distributions from:
Net investment income	(0.12)		(0.34)		(0.29)		(0.31)		(0.30)		(0.44)
Net realized gain	—		(0.03)		—		—		—		—
Paid-in-capital	—		—		—		—		(0.04)		—
Total distributions	(0.12)		(0.37)		(0.29)		(0.31)		(0.34)		(0.44)
Net asset value, end of period	$8.52		$8.48		$8.64		$8.24		$8.50		$8.43
Total Return	1.99	%(2)(7)	2.58	%(4)	8.53	%(2)	0.64	%(2)	4.96	%(2)	7.04	%(2)(3)
Ratios to Average Net Assets:
Net expenses	0.69	%(5)(6)(8)	0.69	%(5)(6)	0.69	%(5)(6)	0.68	%(5)(6)	0.68	%(5)(6)	0.69	%(5)(6)
Net investment income	2.72	%(5)(6)(8)	3.20	%(5)(6)	3.42	%(5)(6)	3.75	%(5)(6)	3.89	%(5)(6)	3.95	%(5)(6)
Rebate from Morgan Stanley affiliate	0.01	%(8)	0.01%		0.01%		0.02%		0.02%		0.01%
Supplemental Data:
Net assets, end of period, in thousands	$150,492		$116,307		$125,752		$63,767		$52,054		$42,881
Portfolio turnover rate	154	%(7)	233%		261%		370%		284%		253%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class I shares. The annualized expense and net investment income ratios would be unchanged as the reimbursement of custodian fees was offset against current period expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Calculated based on the net asset value as of the last business day of the period.

(3)  Performance was positively impacted by approximately 1.26% due to the receipt of proceeds from the settlement of class action suits involving the Fund's past holdings. These were one-time settlements, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class I shares would have been approximately 5.78%.

(4)  Calculated using the NAV for US GAAP financial reporting purposes and as such differs from the total return presented in the Fund Report and Performance Summary.

(5)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(6)  If the Fund had borne all of its expenses that were waived by the Adviser/Administrator, the annualized expense and net investment income ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
April 30, 2021	0.86%	2.55%
October 31, 2020	0.91	2.98
October 31, 2019	0.94	3.17
October 31, 2018	1.05	3.38
October 31, 2017	1.05	3.52
October 31, 2016	1.02	3.62

(7)  Not annualized.

(8)  Annualized.

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Financial Highlights continued

	FOR THE SIX		FOR THE YEAR ENDED OCTOBER 31,
	MONTHS ENDED
	APRIL 30, 2021		2020		2019		2018		2017		2016(1)
	(unaudited)
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$8.55		$8.72		$8.32		$8.58		$8.51		$8.38
Income (loss) from investment operations:
Net investment income	0.07		0.18		0.19		0.22		0.22		0.26
Net realized and unrealized gain (loss)	0.04		(0.07)		0.41		(0.26)		0.09		0.22
Total income (loss) from investment operations	0.11		0.11		0.60		(0.04)		0.31		0.48
Less distributions from:
Net investment income	(0.07)		(0.25)		(0.20)		(0.22)		(0.20)		(0.35)
Net realized gain	—		(0.03)		—		—		—		—
Paid-in-capital	—		—		—		—		(0.04)		—
Total distributions	(0.07)		(0.28)		(0.20)		(0.22)		(0.24)		(0.35)
Net asset value, end of period	$8.59		$8.55		$8.72		$8.32		$8.58		$8.51
Total Return	1.77	%(4)(7)	1.33	%(2)	7.31	%(4)	(0.47	)%(4)	3.73	%(4)	5.91	%(3)(4)
Ratios to Average Net Assets:
Net expenses	1.79	%(5)(6)(8)	1.76	%(5)(6)	1.74	%(5)(6)	1.78	%(5)(6)	1.78	%(5)(6)	1.79	%(5)(6)
Net investment income	1.63	%(5)(6)(8)	2.10	%(5)(6)	2.36	%(5)(6)	2.62	%(5)(6)	2.68	%(5)(6)	2.78	%(5)(6)
Rebate from Morgan Stanley affiliate	0.01	%(8)	0.01%		0.02%		0.02%		0.02%		0.01%
Supplemental Data:
Net assets, end of period, in thousands	$3,173		$5,110		$6,176		$4,427		$2,379		$807
Portfolio turnover rate	154	%(7)	233%		261%		370%		284%		253%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class C shares. The annualized expense and net investment income ratios would be unchanged as the reimbursement of custodian fees was offset against current period expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Calculated using the NAV for US GAAP financial reporting purposes and as such differs from the total return presented in the Fund Report and Performance Summary. Does not reflect the deduction of sales charge.

(3)  Performance was positively impacted by approximately 1.24% due to the receipt of proceeds from the settlement of class action suits involving the Fund's past holdings. These were one-time settlements, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class C shares would have been approximately 4.67%.

(4)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

(5)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(6)  If the Fund had borne all of its expenses that were waived by the Adviser/Administrator, the annualized expense and net investment income ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
April 30, 2021	1.91%	1.51%
October 31, 2020	1.90	1.96
October 31, 2019	1.92	2.18
October 31, 2018	2.07	2.34
October 31, 2017	2.21	2.25
October 31, 2016	2.22	2.35

(7)  Not annualized.

(8)  Annualized.

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Financial Highlights continued

	FOR THE SIX MONTHS ENDED		FOR THE YEAR ENDED OCTOBER 31,				PERIOD FROM JUNE 15, 2018(1) TO
	APRIL 30, 2021		2020		2019		OCTOBER 31, 2018
	(unaudited)
Class IS Shares
Selected Per Share Data:
Net asset value, beginning of period	$8.47		$8.64		$8.24		$8.35
Income (loss) from investment operations:
Net investment income	0.12		0.27		0.29		0.12
Net realized and unrealized gain (loss)	0.04		(0.07)		0.41		(0.12)
Total income from investment operations	0.16		0.20		0.70		0.00	(2)
Less distributions from:
Net investment income	(0.12)		(0.34)		(0.30)		(0.11)
Net realized gain	—		(0.03)		—		—
Total distributions	(0.12)		(0.37)		(0.30)		(0.11)
Net asset value, end of period	$8.51		$8.47		$8.64		$8.24
Total Return	2.25	%(3)(7)	2.51	%(4)	8.58	%(3)	0.07	%(3)(7)
Ratios to Average Net Assets:
Net expenses	0.64	%(5)(6)(8)	0.64	%(5)(6)	0.63	%(5)(6)	0.62	%(5)(6)(8)
Net investment income	2.75	%(5)(6)(8)	3.26	%(5)(6)	3.53	%(5)(6)	3.77	%(5)(6)(8)
Rebate from Morgan Stanley affiliate	0.01	%(8)	0.01%		0.02%		0.03	%(8)
Supplemental Data:
Net assets, end of period, in thousands	$11		$11		$11		$10
Portfolio turnover rate	154	%(7)	233%		261%		370%

(1)  Commencement of Offering.

(2)  Amount is less than $0.005 per share.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  Calculated using the NAV for US GAAP financial reporting purposes and as such differs from the total return presented in the Fund Report and Performance Summary.

(5)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(6)  If the Fund had borne all of its expenses that were waived by the Adviser/Administrator, the annualized expense and net investment loss ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT LOSS RATIO
April 30, 2021	17.07%	(13.68)%
October 31, 2020	19.93	(16.03)
October 31, 2019	21.33	(17.17)
October 31, 2018	13.46	(9.07)

(7)  Not annualized.

(8)  Annualized.

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Liquidity Risk Management Program (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "Liquidity Rule"), the Fund has adopted and implemented a liquidity risk management program (the "Program"), which is reasonably designed to assess and manage the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund (i.e., liquidity risk). The Fund's Board of Trustees (the "Board") previously approved the designation of the Liquidity Risk Subcommittee (the "LRS") as Program administrator. The LRS is comprised of representatives from various divisions within Morgan Stanley Investment Management.

At a meeting held on March 3-4, 2021, the Board reviewed a written report prepared by the LRS that addressed the Program's operation and assessed its adequacy, and effectiveness of implementation for the period from January 1, 2020, through December 31, 2020, as required under the Liquidity Rule, and discussed the impact of the COVID-19 pandemic on liquidity and the LRS's assessment of liquidity risk during the reporting period, including during the distressed market environment caused by the onset of the COVID-19 pandemic. The report concluded that the Program operated effectively and was adequately and effectively implemented in all material aspects, and that the relevant controls and safeguards were appropriately designed to enable the LRS to administer the Program in compliance with the Liquidity Rule.

In accordance with the Program, the LRS assessed each Fund's liquidity risk no less frequently than annually taking into consideration certain factors, as applicable, such as (i) investment strategy and liquidity of portfolio investments, (ii) short-term and long-term cash flow projections and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories, which classification is assessed at least monthly by the LRS. The classification is based on a determination of the number of days it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading and investment-specific considerations, as well as market depth, and in some cases utilize third-party vendor data.

The Liquidity Rule limits a fund's investments in illiquid investments to 15% of its net assets and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or "HLIM"). The LRS believes that the Program includes provisions reasonably designed to review, monitor and comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement, as applicable.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other risks to which it may be subject.

Morgan Stanley Mortgage Securities Trust

U.S. Customer Privacy Notice (unaudited)   April 2021

FACTS	WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
◼ Social Security number and income
◼ investment experience and risk tolerance
◼ checking account number and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MSIM chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our investment management affiliates' everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates' everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes — information about your creditworthiness	No	We don't share

Morgan Stanley Mortgage Securities Trust

U.S. Customer Privacy Notice (unaudited) continued   April 2021

Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don't share
For non-affiliates to market to you	No	We don't share

To limit our sharing  Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.

Questions?	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com

Who we are

Who is providing this notice?	Morgan Stanley Investment Management Inc. and its investment management affiliates ("MSIM") (see Investment Management Affiliates definition below)

What we do

How does MSIM protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.

How does MSIM collect my personal information?	We collect your personal information, for example, when you
◼ open an account or make deposits or withdrawals from your account
◼ buy securities from us or make a wire transfer
◼ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Morgan Stanley Mortgage Securities Trust

U.S. Customer Privacy Notice (unaudited) continued   April 2021

What we do

Why can't I limit all sharing?	Federal law gives you the right to limit only
◼ sharing for affiliates' everyday business purposes — information about your creditworthiness
◼ affiliates from using your information to market to you
◼ sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

Definitions

Investment Management Affiliates

MSIM Investment Management Affiliates include registered investment advisers, registered broker-dealers, and registered and unregistered funds in the Investment Management Division. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies.
◼ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ◼ MSIM does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ◼ MSIM doesn't jointly market

Other important information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

Trustees

Frank L. Bowman

Kathleen A. Dennis

Nancy C. Everett

Jakki L. Haussler

Dr. Manuel H. Johnson

Joseph J. Kearns

Michael F. Klein

Patricia Maleski

W. Allen Reed, Chair of the Board

Officers

John H. Gernon

President and Principal Executive Officer

Timothy J. Knierim

Chief Compliance Officer

Francis J. Smith

Treasurer and Principal Financial Officer

Mary E. Mullin

Secretary

Michael J. Key

Vice President

Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Trustees

Perkins Coie LLP
1155 Avenue of the Americas,
22nd Floor
New York, New York 10036

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 548-7786.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Please read the Prospectus carefully before investing.

Morgan Stanley Distribution, Inc., member FINRA.

© 2021 Morgan Stanley

MTGSAN
3571255 EXP 06.30.22

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

(a) Refer to Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to annual reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

Item 11. Controls and Procedures

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the most recent fiscal half-year period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed End Management Investment Companies.

Not Applicable.

Item 13. Exhibits

(a) Code of Ethics – Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as part of EX-99.CERT.

(c) Section 906 certification.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Mortgage Securities Trust

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
June 15, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
June 15, 2021

/s/ Francis Smith
Francis Smith
Principal Financial Officer
June 15, 2021